Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net earnings attributable to Shareholders for the year	$ 59	$ 507
Adjustments for:
Financing expense and interest expense on employee future benefits and other liabilities	99	97
Loss on repurchase of long-term debt	0	14
Depreciation and amortization	244	215
Gain on acquisitions, disposals and others	(71)	(8)
Impairment charges and restructuring costs	77	11
Unrealized loss (gain) on derivative financial instruments	9	(8)
Foreign exchange loss (gain) on long-term debt and financial instruments	4	(23)
Provision for (recovery of) income taxes	49	(81)
Fair value revaluation gain on investments	(5)	(315)
Share of results of associates and joint ventures	(11)	(39)
Net earnings attributable to non-controlling interests	35	15
Net financing expense paid	(107)	(99)
Premium paid on long-term debt repurchase	0	(11)
Net income taxes paid	(11)	(10)
Dividends received	6	12
Employee future benefits and others	(16)	(17)
Adjustments to reconcile profit (loss)	361	260
Changes in non-cash working capital components	12	(87)
Cash flows from (used in) operating activities	373	173
Investing activities
Investments in associates and joint ventures	(2)	(17)
Payments for property, plant and equipment	(338)	(193)
Proceeds from disposals of property, plant and equipment	85	15
Change in intangible and other assets	(15)	256
Net cash acquired (paid) in business combinations	(100)	9
Cash flows from (used in) investing activities	(370)	70
Financing activities
Bank loans and advances	(22)	8
Change in credit facilities	(126)	114
Cash flow from (used to) Increase (Decrease) in other term loans	235	0
Repurchase of unsecured senior notes	0	(257)
Increase in other long-term debt	66	11
Payments of other long-term debt	(81)	(47)
Settlement of derivative financial instruments	(1)	(12)
Issuance of common shares upon exercise of stock options	5
Issuance of common shares upon exercise of stock options	5	4
Redemption of common shares	(20)	0
Dividends paid to non-controlling interests and acquisition of non-controlling interests	(17)	(24)
Capital contribution non-controlling interests	1	0
Dividends paid to the Corporation’s Shareholders	(15)	(15)
Cash flows from (used for) financing activities	25	(218)
Change in cash and cash equivalents during the year	28	25
Currency translation on cash and cash equivalents	6	2
Cash and cash equivalents - Beginning of year	89	62
Cash and cash equivalents - End of year	$ 123	$ 89